Subsequent Events	12 Months Ended
Dec. 31, 2013
Notes
Subsequent Events	NOTE 7 – SUBSEQUENT EVENTS On January 2, 2014, the Company deposited an additional $1,000,000 to invest in the Comanche project. This $1,000,000 was borrowed from Orion I on December 31, 2013.